PAINEWEBBER CASHFUND, INC.

ANNUAL REPORT

May 15, 1998

Dear Shareholder,

We are pleased to present you with the annual report for the PaineWebber Cashfund, Inc. (the "Fund") for the fiscal year ended March 31, 1998.

PAINEWEBBER
CASHFUND, INC.
FUND PROFILE

- GOAL:
  Principal stability and current income

- PORTFOLIO MANAGER:
  Susan P. Ryan,
  Mitchell Hutchins
  Asset Management Inc.

- TOTAL NET ASSETS:
  $5.7 billion as of
  March 31, 1998

- DIVIDEND PAYMENTS:
  Monthly

GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

The Treasury market stayed in a "trading range" -- i.e., little movement up or down -- from the spring of 1997 into early 1998. Interest rates also stayed in a trading range through January as investors continued to favor the stability of U.S. markets and began to discount the possibility that the Federal Reserve would raise short-term interest rates. Treasurys weakened slightly in February as volatility in overseas markets subsided and stable domestic growth eliminated the need for Fed intervention. Quarter over quarter, short-term yields fell modestly while longer-term yields ended the period mostly unchanged.

The Fed is trying to discern the net effect of the countervailing forces at work in the markets. The domestic economy is moderately strong, as evidenced by stock prices, housing, employment, income growth and consumer confidence. However, global influences, particularly Asia, could slow economic growth and lower inflation

PORTFOLIO REVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

PERFORMANCE--

The Fund's current yield for the seven-day period ended March 31, 1998 was 5.10%; net assets totaled $5.7 billion as of March 31, 1998.

PORTFOLIO HIGHLIGHTS--

Because of continuing volatility in the marketplace, we maintained the Fund's weighted-average maturity at 51 days as of March 31, 1998, slightly above the IBC Financial Data average for similar money market funds.

The Fund invests in high-quality, short-term money market instruments such as commercial paper, medium-term notes, U.S. Treasurys, U.S. government agencies, bankers' acceptances and certificates of deposit. Through March 31, 1998 the Fund maintained its AAAm credit rating, the highest given to money market funds by Standard & Poor's. At least 50% of the Fund's portfolio consists of credits rated "A1+" according to Standard & Poor's quality criteria.

ANNUAL REPORT

CASHFUND, INC.

Percent breakdown of portfolio assets, March 31, 1998*

Commercial Paper                            64.2%
Bank Notes                                  11.2%
U.S. Government & Agency Obligations        10.9%
Short-Term Corporate Obligations             6.7%
Certificates of Deposit                      5.2%
Bankers' Acceptances                         1.5%
Cash & Cash Equivalents                      0.3%

* Allocations subject to change

OUTLOOK
-------------------------------------------------------------------------------

[GRAPHIC]

We think 1998 will be a strong year for the U.S. bond markets. The U.S. economy is slowing slightly due to Asia, though the effects will not show up in economic statistics for awhile. Inflation is likely to remain low. The Federal budget is now running a surplus, which should reduce government borrowing and ease the upward pressure on market interest rates. We believe interest rates will continue to fall in 1998.

We currently expect to maintain the Fund's weighted-average maturity slightly above the IBC Financial Data average number of days. A higher weighted-average maturity should benefit the Fund if our outlook for interest rates proves correct.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly FUND PROFILE on any of the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,

/s/Margo Alexander        /s/Dennis L. McCauley         /s/Susan P. Ryan

MARGO ALEXANDER           DENNIS L. McCAULEY            SUSAN P. RYAN
President,                Managing Director             Senior Vice President
Mitchell Hutchins         and Chief Investment          Mitchell Hutchins Asset
Asset Management Inc.     Officer--Fixed Income,        Management Inc.
                          Mitchell Hutchins             Portfolio Manager,
                          Asset Management Inc.         Cashfund, Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS                                           MARCH 31, 1998

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--10.96%
$ 170,000   U.S. Treasury Bills...............................   04/23/98 to 03/04/99   5.030 to 5.260%@ $  167,572,107
  170,000   U.S. Treasury Notes...............................   06/30/98 to 10/31/98   5.875 to 6.250      170,416,355
   20,000   Federal Home Loan Bank............................         03/02/99             5.625            20,000,000
   25,000   Federal Home Loan Bank............................         04/08/98             5.618*           24,988,935
   25,000   Federal Home Loan Mortgage Corporation............         06/19/98             5.950            24,997,403
   25,000   Federal Home Loan Mortgage Corporation............         04/27/98             5.488*           24,985,760
   55,000   Federal National Mortgage Association.............         04/07/98         5.368 to 5.653*      54,986,827
   25,000   Student Loan Marketing Association................         01/27/99             5.560            24,989,692
  110,000   Student Loan Marketing Association................         04/07/98         5.378 to 5.668*     109,999,055
                                                                                                         --------------
Total U.S. Government and Agency Obligations
  (cost--$622,936,134)........................................                                              622,936,134
                                                                                                         --------------

DOMESTIC BANKERS ACCEPTANCES--1.52%
   19,400   Chase Manhattan Bank..............................         05/13/98             5.610            19,273,027
   67,137   SunTrust Bank, Atlanta............................         04/01/98             5.550            67,136,500
                                                                                                         --------------
Total Domestic Bankers Acceptances (cost--$86,409,527)........                                               86,409,527
                                                                                                         --------------

DOMESTIC BANK NOTES--11.26%
  100,000   Bank of America National Trust & Savings
              Association.....................................   04/29/98 to 10/22/98   5.490 to 6.150       99,995,169
   20,000   Bank of America National Trust & Savings
              Association.....................................         04/01/98             5.660*           19,992,411
   15,000   Bank One, Wisconsin, N.A..........................         04/07/98             5.470*           14,993,420
   40,000   Comerica Bank N.A., Detroit.......................         06/24/98             5.930            40,002,474
   15,000   Comerica Bank N.A., Detroit.......................         04/07/98             5.728*           14,996,746
   25,000   FCC National Bank.................................         09/18/98             5.820            25,020,394
   55,000   FCC National Bank.................................         04/01/98         5.550 to 5.610*      54,978,723
   55,000   Fifth Third Bank of Northwestern, Ohio, N.A.......   05/19/98 to 05/20/98   5.545 to 5.550       55,000,000
   25,000   Greenwood Trust Company...........................         04/21/98             5.560            25,000,000
   85,000   Harris Trust & Savings Bank.......................   04/13/98 to 05/26/98       5.540            84,999,093
   85,000   Huntington National Bank..........................   09/18/98 to 09/22/98   5.800 to 5.890       84,966,374
   15,000   LaSalle National Bank.............................         04/13/98             6.230            15,000,000
   85,000   NationsBank of the Carolinas, N.A.................   04/09/98 to 05/13/98   5.520 to 5.560       85,000,000
   20,000   SunTrust Bank, Atlanta............................   07/14/98 to 07/24/98   5.800 to 5.830       19,996,383
                                                                                                         --------------
Total Domestic Bank Notes (cost--$639,941,187)................                                              639,941,187
                                                                                                         --------------

DOMESTIC CERTIFICATES OF DEPOSIT--5.26%
   25,000   American Express Centurion Bank...................         04/13/98             5.550            25,000,000
  110,000   Bankers Trust Company.............................   05/26/98 to 03/05/99   5.690 to 6.190      109,983,049
   14,000   Bankers Trust Company.............................         04/01/98             5.580*           13,991,599
   50,000   Morgan Guaranty Trust Company.....................   04/30/98 to 08/06/98   5.810 to 5.870       50,001,698
   25,000   Old Kent Bank & Trust Company.....................         04/16/98             5.550            25,000,000
   75,000   SunTrust Bank, Atlanta............................         05/12/98             5.500            74,999,015
                                                                                                         --------------
Total Domestic Certificates of Deposit (cost--$298,975,361)...                                              298,975,361
                                                                                                         --------------

COMMERCIAL PAPER@--64.53%
AGRICULTURE--0.26%
   14,650   Cargill Incorporated..............................         05/11/98             5.510            14,560,309
                                                                                                         --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------


COMMERCIAL PAPER@ (CONTINUED)

ASSET-BACKED--12.10%
$ 197,000   Asset Securitization Cooperative Corporation......   04/14/98 to 06/17/98   5.440 to 5.570%  $  195,907,576
  122,728   Atlantis One Funding Corporation..................   04/24/98 to 06/22/98   5.470 to 5.540      121,966,415
   25,000   Delaware Funding Corporation......................         05/04/98             5.550            24,872,813
   75,938   Eiger Capital Corporation.........................   04/28/98 to 05/14/98   5.510 to 5.540       75,532,107
  132,543   Enterprise Funding Corporation....................   04/01/98 to 06/10/98   5.460 to 5.540      131,965,843
   48,215   New Center Asset Trust............................   04/30/98 to 05/26/98   5.520 to 5.535       47,907,751
   20,330   Preferred Receivables Funding Corporation.........         05/04/98             5.540            20,226,758
   69,255   Triple-A One Funding Corporation..................   04/07/98 to 04/21/98   5.550 to 5.560       69,110,728
                                                                                                         --------------
                                                                                                            687,489,991
                                                                                                         --------------
AUTO & TRUCK--1.20%
   30,000   Ford Motor Credit Corporation.....................         04/06/98             5.480            29,977,167
   38,000   PACCAR Financial Corporation......................   04/02/98 to 04/09/98   5.520 to 5.540       37,986,493
                                                                                                         --------------
                                                                                                             67,963,660
                                                                                                         --------------
BANKING--12.44%
   46,879   Abbey National North America......................   04/21/98 to 05/04/98   5.425 to 5.440       46,714,277
   35,000   ABN Amro North America Finance Incorporated.......         04/30/98             5.540            34,843,803
   50,000   Bank of Nova Scotia...............................         05/12/98             5.620            49,679,972
   18,345   Bankers Trust New York Corporation................         07/21/98             5.460            18,036,162
   54,750   Bankers Trust New York Corporation................         04/01/98             5.810*           54,762,233
   25,000   BBL North America Incorporated....................         06/23/98             5.490            24,683,563
   25,000   BCI Funding Corporation...........................         06/11/98             5.500            24,728,820
   70,000   Canadian Imperial Bank of Commerce................   04/09/98 to 05/20/98   5.425 to 5.510       69,731,641
  100,000   Cregem North America Incorporated.................   04/03/98 to 06/18/98   5.425 to 5.530       99,391,224
   82,500   J.P. Morgan & Company, Incorporated...............   04/15/98 to 06/23/98   5.470 to 5.510       81,934,011
   25,000   Kreditbank North America..........................         05/04/98             5.500            24,873,958
   25,000   San Paolo U.S. Financial Company..................         04/15/98             5.440            24,947,111
  110,000   Societe Generale North America, Incorporated......   04/02/98 to 05/19/98   5.510 to 5.540      109,616,707
   22,850   Unifunding Incorporated...........................         07/27/98             5.390            22,449,725
   20,000   Westpac Capital Corporation.......................         04/06/98             5.510            19,984,694
                                                                                                         --------------
                                                                                                            706,377,901
                                                                                                         --------------
BROKER-DEALER--5.88%
  181,000   Goldman Sachs Group L.P...........................   04/09/98 to 05/20/98   5.440 to 5.650      180,226,549
  155,000   Merrill Lynch & Company, Incorporated.............   04/27/98 to 06/25/98   5.490 to 5.550      153,750,579
                                                                                                         --------------
                                                                                                            333,977,128
                                                                                                         --------------
BUSINESS SERVICES--0.45%
    5,600   Block Financial Corporation.......................         05/14/98             5.510             5,563,144
   20,000   PHH Corporation...................................         05/14/98             5.520            19,868,134
                                                                                                         --------------
                                                                                                             25,431,278
                                                                                                         --------------
CHEMICALS--2.41%
  119,504   duPont (E. I.) deNemours & Company................   04/09/98 to 05/06/98   5.500 to 5.510      119,150,513
   18,000   Henkel Corporation................................         04/16/98             5.530            17,958,525
                                                                                                         --------------
                                                                                                            137,109,038
                                                                                                         --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------


COMMERCIAL PAPER@ (CONTINUED)

DRUGS, HEALTH CARE--2.37%
$  25,000   Abbott Laboratories...............................         04/16/98             5.510%       $   24,942,604
   28,800   Bayer Corporation.................................   04/07/98 to 05/12/98       5.500            28,666,656
   51,500   Novartis Finance Corporation......................   04/22/98 to 05/05/98   5.500 to 5.520       51,321,738
   30,000   Pfizer Incorporated...............................         04/24/98             5.500            29,894,583
                                                                                                         --------------
                                                                                                            134,825,581
                                                                                                         --------------
ELECTRONICS--0.62%
   18,475   Emerson Electric Company..........................         05/07/98             5.500            18,373,388
   10,000   Motorola Incorporated.............................         05/21/98             5.480             9,923,889
    7,157   Vermont American Corporation......................         04/13/98             5.520             7,143,831
                                                                                                         --------------
                                                                                                             35,441,108
                                                                                                         --------------
ENERGY--2.07%
   13,000   Chevron USA Incorporated..........................         05/11/98             5.500            12,920,555
   25,000   Exxon Imperial U.S. Incorporated..................         04/13/98             5.500            24,954,167
   50,000   Koch Industries, Incorporated.....................         04/01/98             6.050            50,000,000
   30,000   Shell Oil Company.................................         04/30/98             5.420            29,869,017
                                                                                                         --------------
                                                                                                            117,743,739
                                                                                                         --------------
FINANCE-CONDUIT--7.00%
  185,310   Commerzbank U.S. Finance Incorporated.............   05/15/98 to 05/21/98   5.440 to 5.510      183,993,320
   36,790   MetLife Funding Incorporated......................   04/17/98 to 04/29/98   5.500 to 5.530       36,667,685
   38,500   Svenska Handelsbanken Incorporated................         04/27/98             5.570            38,345,123
  139,279   Toronto-Dominion Holdings USA Incorporated........   04/03/98 to 06/15/98   5.430 to 5.550      138,650,410
                                                                                                         --------------
                                                                                                            397,656,538
                                                                                                         --------------
FINANCE-DIVERSIFIED--0.79%
   45,000   Associates Corporation of North America...........         04/01/98             6.050            45,000,000
                                                                                                         --------------
FINANCE-INDEPENDENT--1.66%
   95,000   National Rural Utilities Cooperative Finance
              Corporation.....................................   04/03/98 to 05/22/98   5.430 to 5.500       94,417,508
                                                                                                         --------------
FINANCE-SUBSIDIARY--6.98%
  180,000   Deutsche Bank Financial Incorporated..............   04/07/98 to 06/04/98   5.420 to 5.530      179,205,553
   70,000   Dresdner U.S. Finance Incorporated................   04/02/98 to 04/15/98       5.540            69,889,200
  149,000   National Australia Funding (Delaware)
              Incorporated....................................   04/27/98 to 11/10/98   5.320 to 5.510      147,618,972
                                                                                                         --------------
                                                                                                            396,713,725
                                                                                                         --------------
FOOD, BEVERAGE & TOBACCO--1.14%
   33,332   Coca-Cola Company.................................         05/07/98             5.430            33,151,007
   21,925   McDonald's Corporation............................         04/06/98             5.500            21,908,252
   10,000   Sara Lee Corporation..............................         04/27/98             5.500             9,960,278
                                                                                                         --------------
                                                                                                             65,019,537
                                                                                                         --------------
INSURANCE--2.27%
   56,000   American General Corporation......................   05/13/98 to 05/26/98   5.450 to 5.510       55,571,843
   30,000   St. Paul Companies Incorporated...................   04/17/98 to 05/14/98   5.430 to 5.450       29,846,061

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATES      INTEREST RATES       VALUE
---------                                                        --------------------   --------------   --------------


COMMERCIAL PAPER@ (CONCLUDED)
INSURANCE (CONCLUDED)

$  43,450   USAA Capital Corporation..........................   04/06/98 to 05/12/98   5.430 to 5.460%  $   43,308,534
                                                                                                         --------------
                                                                                                            128,726,438
                                                                                                         --------------
METALS & MINING--1.38%
   37,600   Rio Tinto America Incorporated....................   04/09/98 to 04/22/98   5.420 to 5.460       37,512,294
   41,200   U.S. Borax Incorporated...........................   04/20/98 to 06/15/98   5.420 to 5.510       40,909,804
                                                                                                         --------------
                                                                                                             78,422,098
                                                                                                         --------------
MISCELLANEOUS--1.20%
   69,000   Beta Finance Incorporated.........................   04/02/98 to 06/25/98   5.450 to 5.540       68,444,275
                                                                                                         --------------
PRINTING, PUBLISHING--0.47%
   27,000   Reed Elsevier (USA) Incorporated..................   04/08/98 to 05/12/98   5.430 to 5.500       26,909,748
                                                                                                         --------------
TELECOMMUNICATIONS--1.84%
   55,000   Ameritech Capital Funding Corporation.............         05/11/98             5.420            54,668,778
   25,300   BellSouth Capital Funding Corporation.............         04/08/98             5.520            25,272,845
   10,000   BellSouth Telecommunications......................         04/27/98             5.500             9,960,278
   15,000   Lucent Technologies Incorporated..................         05/28/98             5.510            14,869,137
                                                                                                         --------------
                                                                                                            104,771,038
                                                                                                         --------------
Total Commercial Paper (cost--$3,667,000,638).................                                            3,667,000,638
                                                                                                         --------------

SHORT-TERM CORPORATE OBLIGATIONS--6.69%
BROKER-DEALER--5.64%
   20,300   Bear Stearns Companies, Incorporated..............         04/05/99             5.800            20,300,000
  180,000   Bear Stearns Companies, Incorporated..............   04/07/98 to 04/27/98   5.588 to 5.777*     180,000,000
   50,000   Merrill Lynch & Company, Incorporated.............   04/06/98 to 04/07/98   5.580 to 5.638*      50,000,000
   70,000   Morgan Stanley Group Incorporated.................   04/01/98 to 05/13/98   5.625 to 5.780*      70,000,000
                                                                                                         --------------
                                                                                                            320,300,000
                                                                                                         --------------
MISCELLANEOUS--1.05%
   60,000   Beta Finance Incorporated.........................   06/10/98 to 03/08/99   5.710 to 6.120       60,000,000
                                                                                                         --------------
Total Short-Term Corporate Obligations (cost--$380,300,000)...                                              380,300,000
                                                                                                         --------------

PAINEWEBBER CASHFUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                             MATURITY DATE       INTEREST RATE        VALUE
---------                                                        --------------------   --------------   --------------

REPURCHASE AGREEMENT--0.33%
$  18,788   Repurchase Agreement dated 03/31/98 with Citicorp
              Securities Incorporated, collateralized by
              $19,215,000 U.S. Treasury Notes, 5.500% due
              03/31/00 (value--$19,164,968); proceeds:
              $18,791,079 (cost--$18,788,000).................         04/01/98             5.900%       $   18,788,000
                                                                                                         --------------
Total Investments (cost--$5,714,350,847, which approximates
  cost for federal income tax purposes)--100.55%..............                                            5,714,350,847
Liabilities in excess of other assets--(0.55)%................                                              (31,088,596)
                                                                                                         --------------
Net Assets (applicable to 5,684,640,191 shares outstanding at
  $1.00 per share)--100.00%...................................                                           $5,683,262,251
                                                                                                         --------------
                                                                                                         --------------

-----------------
* Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of March 31, 1998 and reset periodically.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--51 Days

                 See accompanying notes to financial statements

PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS

                                                                              FOR THE YEAR
                                                                                 ENDED
                                                                             MARCH 31, 1998
                                                                             --------------
Interest income............................................................  $ 304,597,232
                                                                             --------------

EXPENSES:
Investment advisory and administration.....................................     19,457,916
Transfer agency and related services fees..................................      8,097,633
Reports and notices to shareholders........................................      1,084,737
Custody and accounting.....................................................        539,438
State registration.........................................................        416,888
Legal and audit............................................................        360,608
Insurance..................................................................        122,997
Directors' fees............................................................         10,500
Other expenses.............................................................         13,341
                                                                             --------------
                                                                                30,104,058
                                                                             --------------
NET INVESTMENT INCOME......................................................    274,493,174
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS............................        110,739
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $ 274,603,913
                                                                             --------------
                                                                             --------------

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED MARCH 31,
                                                      -------------------------------------
                                                             1998                 1997
                                                      ------------------     --------------
FROM OPERATIONS:
Net investment income.............................      $    274,493,174     $  251,603,670
Net realized gains from investment transactions...               110,739             96,707
                                                      ------------------     --------------
Net increase in net assets resulting from
  operations......................................           274,603,913        251,700,377
                                                      ------------------     --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.............................          (274,493,174)      (251,603,670)
                                                      ------------------     --------------
Net increase (decrease) in net assets derived from
  capital share transactions......................           422,683,526        (48,186,525)
                                                      ------------------     --------------
Net increase (decrease) in net assets.............           422,794,265        (48,089,818)

NET ASSETS:
Beginning of year.................................         5,260,467,986      5,308,557,804
                                                      ------------------     --------------
End of year.......................................      $  5,683,262,251     $5,260,467,986
                                                      ------------------     --------------
                                                      ------------------     --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of assets in excess of $5.5 billion. At March 31, 1998, the Fund owed PaineWebber $1,715,258 in investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY SERVICE FEES

  Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these services for the four months ended July 31, 1997, PaineWebber earned $1,002,742.

  Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc., the Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Fund. For the eight months ended March 31, 1998, PaineWebber received from PFPC Inc., not the Fund, approximately 56% of the total transfer agency and related service fees collected by PFPC Inc. from the Fund.

OTHER LIABILITIES

  At March 31, 1998, the amounts payable for investments purchased and dividends payable aggregated $45,173,271 and $6,280,540, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

  At March 31, 1998, the Fund had a net capital loss carryforward of $1,206,669. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                           FOR THE YEARS ENDED MARCH 31,
                                          --------------------------------
                                               1998             1997
                                          ---------------  ---------------
Shares sold.............................   22,110,092,602   21,275,322,387
Shares repurchased......................  (21,952,532,510) (21,566,944,490)
Dividends reinvested....................      265,123,434      243,435,578
                                          ---------------  ---------------
Net increase (decrease) in shares
  outstanding...........................      422,683,526      (48,186,525)
                                          ---------------  ---------------
                                          ---------------  ---------------

PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                               FOR THE YEARS ENDED MARCH 31,
                                          ------------------------------------------------------------------------
                                              1998           1997           1996           1995           1994
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year......  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                          ------------   ------------   ------------   ------------   ------------
Net investment income...................        0.0511         0.0482         0.0523         0.0433         0.0272
Dividends from net investment income....       (0.0511)       (0.0482)       (0.0523)       (0.0433)       (0.0272)
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, end of year............  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                          ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------
Total investment return(1)..............          5.23%          4.93%          5.36%          4.44%          2.75%
                                          ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------
Ratios/Supplemental Data:
Net assets, end of year (000's).........  $  5,683,262   $  5,260,468   $  5,308,558   $  3,700,678   $  3,436,278
Expenses to average net assets..........          0.56%          0.63%          0.60%          0.62%          0.61%
Net investment income to average net
  assets................................          5.11%          4.82%          5.24%          4.35%          2.73%

-----------------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.

PAINEWEBBER CASHFUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Directors and Shareholders
PaineWebber Cashfund, Inc.

  We have audited the accompanying statement of net assets of PaineWebber Cashfund, Inc. as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Cashfund, Inc. as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
May 13, 1998

PAINEWEBBER CASHFUND, INC.

TAX INFORMATION(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (March 31, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all distributions paid during the fiscal year were derived from net investment income and are taxable as ordinary income. No portion of these distributions qualifies for the dividends received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1998. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

-------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer



PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Susan P. Ryan
VICE PRESIDENT



ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019



INVESTMENT ADVISERS

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber

---------------------------

CASHFUND INC.
ANNUAL REPORT



MARCH 31, 1998


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